LOANS (covered) - Carrying Value of Purchased Impaired and Nonimpaired Loans (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Covered loans	$ 457,873	$ 748,116
Loans Accounted for Under FASB ASC Topic 310-30
Accounts, Notes, Loans and Financing Receivable [Line Items]
Covered loans	399,655	674,157
Loans Excluded from FASB ASC Topic 310-30
Accounts, Notes, Loans and Financing Receivable [Line Items]
Covered loans	58,218	73,959
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Covered loans	42,316	102,126
Commercial | Loans Accounted for Under FASB ASC Topic 310-30
Accounts, Notes, Loans and Financing Receivable [Line Items]
Covered loans	41,172	94,775
Commercial | Loans Excluded from FASB ASC Topic 310-30
Accounts, Notes, Loans and Financing Receivable [Line Items]
Covered loans	1,144	7,351
Real estate-construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Covered loans	8,556	10,631
Real estate-construction | Loans Accounted for Under FASB ASC Topic 310-30
Accounts, Notes, Loans and Financing Receivable [Line Items]
Covered loans	8,556	10,631
Real estate-construction | Loans Excluded from FASB ASC Topic 310-30
Accounts, Notes, Loans and Financing Receivable [Line Items]
Covered loans	0	0
Real estate-commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Covered loans	268,633	465,555
Real estate-commercial | Loans Accounted for Under FASB ASC Topic 310-30
Accounts, Notes, Loans and Financing Receivable [Line Items]
Covered loans	263,146	458,066
Real estate-commercial | Loans Excluded from FASB ASC Topic 310-30
Accounts, Notes, Loans and Financing Receivable [Line Items]
Covered loans	5,487	7,489
Real estate - residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Covered loans	80,733	100,694
Real estate - residential | Loans Accounted for Under FASB ASC Topic 310-30
Accounts, Notes, Loans and Financing Receivable [Line Items]
Covered loans	80,733	100,694
Real estate - residential | Loans Excluded from FASB ASC Topic 310-30
Accounts, Notes, Loans and Financing Receivable [Line Items]
Covered loans	0	0
Installment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Covered loans	5,641	8,674
Installment | Loans Accounted for Under FASB ASC Topic 310-30
Accounts, Notes, Loans and Financing Receivable [Line Items]
Covered loans	5,073	7,911
Installment | Loans Excluded from FASB ASC Topic 310-30
Accounts, Notes, Loans and Financing Receivable [Line Items]
Covered loans	568	763
Home equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Covered loans	49,624	57,458
Home equity | Loans Accounted for Under FASB ASC Topic 310-30
Accounts, Notes, Loans and Financing Receivable [Line Items]
Covered loans	975	2,080
Home equity | Loans Excluded from FASB ASC Topic 310-30
Accounts, Notes, Loans and Financing Receivable [Line Items]
Covered loans	48,649	55,378
Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Covered loans	2,370	2,978
Other | Loans Accounted for Under FASB ASC Topic 310-30
Accounts, Notes, Loans and Financing Receivable [Line Items]
Covered loans	0	0
Other | Loans Excluded from FASB ASC Topic 310-30
Accounts, Notes, Loans and Financing Receivable [Line Items]
Covered loans	$ 2,370	$ 2,978